Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Land	$ 34	$ 35
Buildings	295	295
Leasehold and land improvements	1,369	1,280
Cell site equipment	4,018	3,708
Switching equipment	1,094	1,051
Office furniture and equipment	282	280
Other operating assets and equipment	49	48
System development	1,327	1,238
Work in process	317	358
Total property, plant and equipment, gross	8,785	8,293
Accumulated depreciation and amortization	(6,319)	(6,086)
Property, plant and equipment, net	2,466	2,207
Depreciation and amortization expense	669	689	$ 627
Loss on asset disposals	$ 25	$ 19	$ 10
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years